Licenses And Concession Payables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable and Accrued Liabilities [Line Items]
Licenses and concessions payable	R$ 20,910	R$ 110,750
Licenses and concessions payable, current	20,306	106,677
Licenses and concessions payable, non current	604	4,073
SMP
Accounts Payable and Accrued Liabilities [Line Items]
Licenses and concessions payable	4,649	7,812
STFC Concessions
Accounts Payable and Accrued Liabilities [Line Items]
Licenses and concessions payable	R$ 16,261	R$ 102,938